Other (Expenses)/Income (Tables)	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Schedule of Other (Expenses)/Income

Other (expenses)/income comprised the following for the years ended September 30, 2024 and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Fair value movements	(2,308,249)	(46,477,209)
Foreign exchange movements	698,142	14,868
Expenses relating to the Business Combination	—	(167,316,087)
Gain on early termination of leases	—	11,309
Profit on disposal of shares in associates	—	1,423
Sundry income	679	17,970
	(1,609,428)	(213,747,726)